Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of reportable business segments
	Three Months Ended June 30,		Nine Months Ended June 30,
	2022	2021	2022	2021
Revenues
General support services	$4,800,000	$4,800,000	$14,400,000	$14,400,000
Financial services	352,192	41,602	970,224	41,602
Total	5,152,192	4,841,602	15,370,224	14,441,602

Costs of revenues
General support services	4,725,000	4,725,000	14,175,000	14,175,000
Financial services	700,705	144,781	2,398,320	144,781
Total	5,425,705	4,869,781	16,573,320	14,319,781

Gross profit (loss)
General support services	75,000	75,000	225,000	225,000
Financial services	(348,513)	(103,179)	(1,428,096)	(103,179)
Total	(273,513)	(28,179)	(1,203,096)	121,821

Operating expenses
Financial services	255,453	3,439	936,740	3,439
Corporate/Other	1,125,525	68,130	3,312,000	268,656
Total	1,380,978	71,569	4,248,740	272,095

Other (expense) income
Financial services	(918)	360	(3,319)	360
Corporate/Other	(330,878)	(1,150)	(402,585)	(4,170)
Total	(331,796)	(790)	(405,904)	(3,810)

Net income (loss)
General support services	75,000	75,000	225,000	225,000
Financial services	(604,884)	(106,258)	(2,368,155)	(106,258)
Corporate/Other	(1,456,403)	(69,280)	(3,714,585)	(272,826)
Total	(1,986,287)	(100,538)	(5,857,740)	(154,084)

Amortization
Financial services	591,955	117,145	2,095,853	117,145
Corporate/Other	937	—	1,873	—
Total	$592,892	$117,145	$2,097,726	$117,145

	Years Ended September 30,
	2021	2020
Revenues
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total	19,286,964	19,200,000

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	762,297	—
Total	19,662,297	18,900,000

Gross profit (loss)
General support services	300,000	300,000
Financial services	(675,333)	—
Total	(375,333)	300,000

Operating expenses
Financial services	83,944	—
Corporate/Other	473,127	413,115
Total	557,071	413,115

Other (expense) income
Financial services	(272)	—
Corporate/Other	(4,170)	12,553
Total	(4,442)	12,553

Net income (loss)
General support services	300,000	300,000
Financial services	(759,549)	—
Corporate/Other	(477,297)	(400,562)
Total	(936,846)	(100,562)

Amortization
Financial services	469,286	—
Total	$469,286	$—

Schedule of total assets
Total assets at June 30, 2022 and September 30, 2021	June 30, 2022	September 30, 2021
Financial services	$8,738,375	$13,703,140
Corporate/Other	12,102,517	2,956,696
Total	$20,840,892	$16,659,836

Total assets at September 30, 2021 and 2020	September 30, 2021	September 30, 2020
Financial services	$13,703,140	$—
Corporate/Other	2,956,696	3,799,631
Total	$16,659,836	$3,799,631